Principal Accounting Policies (Schedule of Classification of Share-based Compensation Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Share-based compensation [Line Items]
Share-based compensation expense	¥ 68,738	$ 9,998	¥ 98,675	¥ 92,419
Cost of revenue [Member]
Share-based compensation [Line Items]
Share-based compensation expense	1,483	216	1,075	891
Research and product development [Member]
Share-based compensation [Line Items]
Share-based compensation expense	9,124	1,327	6,864	5,702
Sales and marketing [Member]
Share-based compensation [Line Items]
Share-based compensation expense	1,305	190	1,650	1,390
General and administrative [Member]
Share-based compensation [Line Items]
Share-based compensation expense	¥ 56,826	$ 8,265	¥ 89,086	¥ 84,436